Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	TOCQUEVILLE TRUST
Central Index Key	0000801444
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
The Tocqueville Fund | The Tocqueville Fund
Risk/Return:
Trading Symbol	TOCQX
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund
Risk/Return:
Trading Symbol	TOPPX
The Tocqueville International Value Fund | The Tocqueville International Value Fund
Risk/Return:
Trading Symbol	TIVFX
The Tocqueville Gold Fund | The Tocqueville Gold Fund
Risk/Return:
Trading Symbol	TGLDX
The Delafield Fund | The Delafield Fund
Risk/Return:
Trading Symbol	DEFIX
The Tocqueville Select Fund | The Tocqueville Select Fund
Risk/Return:
Trading Symbol	TSELX
Tocqueville Alternative Strategies Fund | Tocqueville Alternative Strategies Fund
Risk/Return:
Trading Symbol	TALSX